UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                     PLACECITYWASHINGTON, STATED.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2010
                                                   ----------------------

Check here if Amendment [  ];                      Amendment Number:
                                                                     ----

     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ecofin Limited
          ---------------------------------

Address:  15 Buckingham Street
          ---------------------------------

          LondonWC2N 6DU, United Kingdom
          ---------------------------------

Form 13F File Number:  028-
                       -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Murray
          ---------------------------------

Title:    Chairman
          ---------------------------------

Phone:    +44 (0)20 7451 2941
          ---------------------------------

Signature, Place, and Date of Signing:

          /s/ John Murray     London, United Kingdom     July 29, 2010
          ---------------     ----------------------     --------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:       0
                                         -----------

Form 13F Information Table Entry Total:  37
                                         -----------

Form 13F Information Table Value Total:  $284,399
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Name

----          --------------------------

-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ------------------------------
                     Title of               Value    Shares /   Sh /  Put/  Inestment    Other              Voting Authority
Security              Class      CUSIP    (x$1,000)   Prn Amt   Prn   Call  Discretion  Managers         Sole       Shared  None
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----

A123 SYSTEMS
INC (UQ*)             COM      03739T108        816     86,505   SH            Sole                         86,505
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
ADVANCED ENERGY
INSUDTRIES (UW*)      COM      007973100      2,405    195,684   SH            Sole                        195,684
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
AES CORP              COM      462613AD2      8,601    930,845   SH            Sole                        930,845
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
ALLEGHENY ENERGY INC  COM      017361106      4,537    219,394   SH            Sole                        219,394
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
AMERICAN ELECTRIC
POWER                 COM       25537101     21,613    669,121   SH            Sole                        669,121
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
SPY US                UNIT
EQUITY                SER      78462F103      1,822      2,800        Put      Sole                          2,800
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
CALPINE CORP (UN*)    COM      131347304      6,781    533,067   SH            Sole                        533,067
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
CHINA VALVES
TECHNOLOGY            COM
INC (UQ*)             NEW      169476207      1,690    181,155   SH            Sole                        181,155
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
CMS ENERGY CORP       COM      125896100     15,731  1,073,822   SH            Sole                      1,073,822
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
DUOYUAN GLOBAL WATER
INC-ADR (US*)         ADR      266043108        965     54,809   SH            Sole                         54,809
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
EL PASO CORP          COM      28336L109      5,613    505,192   SH            Sole                        505,192
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
ENTERGY CORP          COM      29364G103      3,557     49,666   SH            Sole                         49,666
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
EQT CORP              COM      26884L109      2,992     82,778   SH            Sole                         82,778
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
EXELON CORP           COM      30161N101     12,644    332,988   SH            Sole                        332,988
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
FIRSTENERGY CORP      COM      337932107      4,968    141,017   SH            Sole                        141,017
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
FPL 8.375% CV
PREF (UN*)            CONVPRF  302571609      8,143    165,000   SH            Sole                        165,000
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
GT SOLAR
INTERNATIONAL
INC (UW*)             COM      3623E0209        916    163,628   SH            Sole                        163,628
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
HOLLYSYS AUTOMATION
TECHNOLO (UW*)        COM      G45667105        655     72,677   SH            Sole                         72,677
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
ITC HOLDINGS CORP     COM      465685105     69,120  1,306,364   SH             Sole                      1,306364
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
JA SOLAR HOLDINGS
CO LTD-ADR (US*)      ADR      466090107      2,509    540,644   SH            Sole                        540,644
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
MDU RESOURCES
GROUP INC             COM      552690109        968     53,677   SH            Sole                         53,677
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
NEW JERSEY
RESOURCES CORP        COM      646025106      1,500     42,626   SH            Sole                         42,626
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
NEXTERA ENERGY INC    COM      65339F101      4,997    102,476   SH            Sole                        102,476
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
NV ENERGY INC         COM      67073Y106      3,078    260,643   SH            Sole                        260,643
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
PG AND E CORP         COM      69331C108      2,270     55,242   SH            Sole                         55,242
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
POWER-ONE INC (UQ*)   COM      739308104        529     78,367   SH            Sole                         78,367
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
PPL CORPORATION       COM      69351T106      8,621    345,539   SH            Sole                        345,539
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
PROGRESS ENERGY INC   COM      743263105     13,535    345,105   SH            Sole                        345,105
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
QUESTAR CORP          COM      748356102     11,331    249,098   SH            Sole                        249,098
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
RUBICON TECHNOLOGY
INC (UQ*)             COM      78112T107        258      8,663   SH            Sole                          8,663
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
SCANA CORP            COM      80589M102      6,846    191,434   SH            Sole                        191,434
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
SEMPRA ENERGY         COM      816851109     21,373    456,791   SH            Sole                        456,791
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
SOUTHERN UNION CO     COM      844030106      3,809    174,267   SH            Sole                        174,267
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
TESORO CORP           COM      88160R101      3,814    160,036   SH            Sole                        160,036
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
TRINA SOLAR           SPON
LTD-SPON ADR          ADR      79628E104        929     53,766   SH            Sole                         53,766
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
WILLIAMS COS INC      COM      969457100     20,176  1,103,707   SH            Sole                      1,103,707
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
WONDER AUTO
TECHNOLOGY INC (UQ*)  COM      978166106      4,289    585,885   SH            Sole                        585,885
-------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------------  ------  ----
